LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Schedule of discounted and undiscounted value of the remaining lease payments
The undiscounted value of the remaining lease payments as at December 31, 2024 is as follows:

	Less than 1 year	1 to 3 years	4 to 5 years	Over 5 years	Total

Lease receivable	$512	$1,025	$512	$1,453	$3,502

Schedule of finance lease receivables current and non current.

	December 31, 2024	December 31, 2023
Current portion	$ 512	$ 512

Non-current portion	2,990	3,502

Balance, end of period	$ 3,502	$ 4,014

Schedule of Right-of-use asset

	December 31, 2024	December 31, 2023
Right-of-use assets, beginning of period	$1,474	$1,933
Additions	-	246
Depreciation	(790)	(705)
Balance, end of period	$684	$1,474

Schedule of Lease obligation adoption
(c)	Lease liabilities

	December 31, 2024	December 31, 2023
Lease liabilities, beginning of period	$1,942	$2,463
Additions	-	254
Interest expense on lease liabilities	110	153
Payment of lease liabilities	(1,035)	(928)
Balance, end of period	$1,017	$1,942

Current portion	926	926
Non-current portion	91	1,016
Balance, end of period	$1,017	$1,942

Schedule of Minimum future lease payments relating to the leased assets
(d)	Amounts recognized in consolidated statements of net income (loss)

	For the year ended December 31,

	2024	2023
Expense relating to variable lease payments	$453	$417